Description of the Business - Additional Information (Detail) - shares shares in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2015
Business And Organization [Line Items]
Date of incorporation		Dec. 01, 1998
Hydro One Limited [Member] | Initial Public Offering [Member]
Business And Organization [Line Items]
Common Stock, Shares, Outstanding	595
Initial Public Offering Percentage	15.00%